Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement
Schedule of fair value at amortized cost

	2022			2021
	Book value	Fair value - Level 2	Fair value - Level 3	Book value	Fair value - Level 2	Fair value - Level 3
Assets
Compulsory and other deposits at central banks	2,778,019			938,659
Credit card receivables (i)	8,233,123	-	8,204,077	4,780,520	-	4,161,785
Loans to customers (i)	1,676,276	-	1,920,518	1,194,814	-	1,324,513
Other receivables	521,670	-	522,359	50,349	-	50,400
Other financial assets	478,283			18,493
Total	13,687,371	-	10,646,954	6,982,835	-	5,536,698

Liabilities
Deposits in electronic money	1,534,582			1,888,454
Deposits - RDB and RDB-V	14,273,959			7,759,665
Time deposit	-			19,181
Payables to network	7,054,783	6,399,704	-	4,882,159	4,755,304	-
Borrowings and financing	585,568			147,243
Securitized borrowings	-			10,011
Total	23,448,892	6,399,704	-	14,706,713	4,755,304	-

Schedule of fair value measurement

	2022
	Published price quotations in active markets (Level 1)	Internal Models (Level 2)	Internal Models (Level 3)	Total
Assets
Government bonds
Brazil	8,222,278	-	-	8,222,278
United States	171,184	-	-	171,184
Mexico	1,382	-	-	1,382

Corporate bonds and other instruments
Certificate of bank deposits (CDB)	-	3,712	-	3,712
Investment funds	-	302,779	-	302,779
Time deposit	-	446,436	-	446,436
Bill of credit (LC)	-	138	-	138
Real estate and agribusiness certificate of receivables (CRIs/CRAs)	2	32,173	-	32,175
Real estate and agribusiness letter of credit (LCIs/LCAs)	-	1,197	-	1,197
Corporate bonds and debentures	676,953	158,675	-	835,628
Equity instrument	-	-	22,082	22,082
Derivative financial instruments	2,154	11,423	27,908	41,485
Collateral for credit card operations	-	305	-	305

Liabilities
Derivative financial instruments	384	9,041	-	9,425
Instruments eligible as capital	-	11,507	-	11,507
Repurchase agreements	-	197,242	-	197,242

	2021
	Published price quotations in active markets (Level 1)	Internal Models (Level 2)	Internal Models (Level 3)	Total
Assets
Government bonds
Brazil	6,646,188	-	-	6,646,188
United States	830,124	-	-	830,124
Colombia	504	-	-	504

Corporate bonds and other instruments
Certificate of bank deposits (CDB)	-	81,810	-	81,810
Investment funds	-	146,884	-	146,884
Time deposit	-	1,119,682	-	1,119,682
Bill of credit (LC)	-	14	-	14
Real estate and agribusiness letter of credit (CRIs/CRAs)	-	1,508	-	1,508
Corporate bonds and debentures	-	121,783	-	121,783
Stocks issued by public-held company	158	-	-	158
Equity instrument	-	-	30,735	30,735
Derivative financial instruments	81,538	24	19,756	101,318
Collateral for credit card operations	-	1,052	-	1,052

Liabilities
Derivative financial instruments	87,271	7	-	87,278
Instruments eligible as capital	-	12,056	-	12,056
Repurchase agreements	-	3,046	-	3,046